CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Class A Authorized: unlimited
Issued and outstanding	76,447,147	76,077,547
Equity Units
Issued and outstanding	0	100